Submission	Jul. 30, 2025
Submission [Line Items]
Central Index Key	0001061630
Registrant Name	Blackstone Mortgage Trust, Inc.
Registration File Number	333-289091
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES